N-6	Nov. 15, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective COLI VUL
Entity Central Index Key	0001821985
Entity Investment Company Type	N-6
Document Period End Date	Nov. 15, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended so as all references to Putnam Investments Limited are hereby deleted and replaced with Franklin Templeton Investment Management Limited as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	19.56%	9.15%	5.93%
Allocation	Putnam VT Global Asset Allocation Fund – Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited (1)	0.86%	17.78%	8.41%	6.61%
Taxable Bond	Putnam VT High Yield Fund – Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.75%	12.29%	4.82%	3.87%
Taxable Bond	Putnam VT Income Fund – Class IB - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.89%	4.69%	0.37%	1.43%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	28.83%	12.56%	8.72%

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	19.56%	9.15%	5.93%
Allocation	Putnam VT Global Asset Allocation Fund – Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited (1)	0.86%	17.78%	8.41%	6.61%
Taxable Bond	Putnam VT High Yield Fund – Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.75%	12.29%	4.82%	3.87%
Taxable Bond	Putnam VT Income Fund – Class IB - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.89%	4.69%	0.37%	1.43%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc. (1)	0.82%	28.83%	12.56%	8.72%

Putnam VT Focused International Equity Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.56%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Putnam VT Global Asset Allocation Fund – Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund – Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	6.61%
Putnam VT High Yield Fund – Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT High Yield Fund – Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	3.87%
Putnam VT Income Fund – Class IB [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Income Fund – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Putnam VT International Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT International Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC; Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Putnam VT Large Cap Growth Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	44.89%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	14.68%
Putnam VT Large Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	14.78%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Putnam VT Research Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Research Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	The Putnam Advisory Company, LLC, Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	29.16%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	12.24%
Putnam VT Small Cap Value Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	24.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Putnam VT Sustainable Future Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited, Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	8.72%